Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets
Intangible Assets

14.   Intangible Assets:

(a)   Changes in intangible assets during the 2015, 2016 and 2017 periods are as follows:

	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2015	16,714	56,249	109,748	182,711
Acquisitions	—	—	8,519	8,519
Disposals	—	—	(685)	(685)
Impairment loss (*)	—	—	(59)	(59)

Balance as of December 31, 2015	16,714	56,249	117,523	190,486

Acquisitions	—	—	11,248	11,248
Disposals	—	—	(1,757)	(1,757)
Impairment loss (*)	—	—	—	—

Balance as of December 31, 2016	16,714	56,249	127,014	199,977

Acquisitions	—	—	18,779	18,779
Disposals	—	—	(5,790)	(5,790)
Impairment loss (*)	—	—	—	—

Balance as of December 31, 2017	16,714	56,249	140,003	212,966

Accumulated Amortization and Impairment
Balance as of January 1, 2015	—	(32,697)	(83,155)	(115,852)
Amortization for the year	—	(2,285)	(8,331)	(10,616)
Disposals	—	—	682	682

Balance as of December 31, 2015	—	(34,982)	(90,804)	(125,786)

Amortization for the year	—	(2,286)	(8,595)	(10,881)
Disposals	—	—	1,726	1,726

Balance as of December 31, 2016	—	(37,268)	(97,673)	(134,941)

Amortization for the year	—	(2,285)	(9,075)	(11,360)
Disposals	—	—	5,790	5,790

Balance as of December 31, 2017	—	(39,553)	(100,958)	(140,511)

Net balance as of December 31, 2015	16,714	21,267	26,719	64,700

Net balance as of December 31, 2016	16,714	18,981	29,341	65,036

Net balance as of December 31, 2017	16,714	16,696	39,045	72,455

(1)

Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.

(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.

(*)   See Note No. 36(b).

As of December 31, 2016 and 2017, the Bank had made the following commitments for technological developments:

	Amount of Commitment
	2016	2017
	MCh$	MCh$
Software and licenses	3,024	5,779

(b)   Impairment testing of Goodwill

For goodwill impairment purposes, testing is carried out at the level of business segments described above and in Note 5 to the financial statements.  This methodology is in line with IAS 36, where business segments represent the lowest level within the entity at which the goodwill is monitored for internal management purposes.

Accordingly, for impairment testing purposes, goodwill acquired through business combinations has been allocated to four individual business segments, as follows:

	2016	2017
Business Segments	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,512	4,512
Subsidiaries	4,139	4,139

Total	16,714	16,714

Below are the key assumptions used for determining the value in use for impairment testing purposes:

•

The Bank determines the recoverable amount of its business segments on the basis of value in use and employs a discounted cash flows (“DCF”) valuation model.  The DCF model reflects the characteristics of the banking business for every segment, the expected performance of the local economy, the bank’s market position and risk appetite while considering both the business and regulatory environment. Based on this backdrop, the model determines the present value of the estimated future earnings that would be distributed to shareholders, once the respective regulatory capital requirements are satisfied.

•

For purposes of the goodwill impairment testing, the DCF model uses earnings projections for a ten-year period. Estimating future earnings requires judgment based on the bank’s past and current performance as well as expected developments in the industry, related markets and main macroeconomic variables such as GDP growth, nominal interest rates and inflation, lending spreads and expected credit losses.

•	A ten-year period is deemed as the Bank assumes that over that period it is possible to achieve its strategic goals.

•

Earnings projections result from business growth, particularly associated with projected expansion rates for the local economy, the industry’s loan book and the Bank’s strategic goals. Then, based on historical data and a linear regression analysis, the Bank determines a multiplier of loan expansion (real terms) over GDP growth for the local economy. Currently, this multiplier is approximately 1.9 times. However, this multiplier is expected to decrease overtime as long as banking penetration increases across the diverse business segments. For GDP growth forecasting, the Bank applies judgment based on publicly available information, potential growth rate estimated for the local economy, such as the Central Bank’ estimates and market analysts’ projections.

•

Following the estimation of growth rates for the economy and the banking industry, expansion rates of the Bank’s loan book are determined by considering the achievement of the Bank’s long-term strategic goals. Therefore, real growth rates are considered to be slightly higher than the industry rates within the ten-year period, assuming that a market share of 18.2% is achieved at year six and onwards. According to the Bank’s assessment this market share should permit it to obtain economies of scale while ensuring profitable growth by preserving the Bank’s balance between risk and return.

•

Earnings projections beyond the ten-year period are involved in the terminal value, which considers a perpetual cash flows growth rate within the long-run set at 3.5% in the baseline scenario, which is consistent with the growth rate expected for the economy in the long run.

•   For purposes of business segments valuation, the DCF model considers discount rates that are determined by carrying out a linear regression analysis based on historical data of monthly returns of Banco de Chile’s stock and the market portfolio or overall stock index (IGPA index in Chile). In order to do this, an index linear model is applied, which is widely used in finance for these purposes. After estimating the model parameters (alpha and beta), the Capital Asset Pricing Model (“CAPM”) is utilized in order to determine the cost of equity or discount rate for shareholders’ cash flows. When using CAPM, equilibrium and long-term scenarios are assumed for risk-free rates and inflation. Based on this analysis, the Bank determined a cost of equity of 6.0% (real terms) and 9.0% (nominal terms) by using CAPM for the year ended December 31, 2017. Based on these estimates, a 9.0% discount rate (real terms) was chosen as the baseline conservative scenario, which in addition to the rate determined through CAPM considers other types of risks such as country risk and liquidity risk for Banco de Chile’s stock from an investor’s perspective. Besides these risks, the Bank carries out a sensitivity analysis by setting discounts rates of 8.0% and 10.0%.

•

The value in use of every business segment is sensitive to earnings projections, discount rates and, to a much lesser extent, long-term growth rates. Changes in market factors may affect the calculation of discount rates.

(c)   The annual goodwill impairment tests for the years ended December 31, 2016 and 2017 did not result in an impairment loss on the goodwill of the Bank’s business segments as their economic values were higher than their carrying amounts.